Weighted-Average Assumptions Used for Stock Options Granted (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term in years	4 years 3 months	4 years 3 months	4 years 3 months
Risk-free interest rate	1.35%	0.82%	0.57%
Expected volatility	22.07%	24.56%	31.40%
Expected dividend yield	1.69%	2.20%	3.49%
Grant date fair value	$ 15.75	$ 13.33	$ 12.90